Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.18

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Loan Level Tape Compare Upload
Loans in Report	XXX

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